Fair Value Measurement (Details) - Schedule of liabilities that are measured at level 3 in the financial statements shares in Thousands	6 Months Ended
Jun. 30, 2022 shares
Warranty contingent liability [member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at level 3 in the financial statements [Line Items]
Derivative liability - warrants as of December 31, 2021	(1,261)
Issuance of financial instruments	(16,467)
Exercise of pre-funded warrants	3,264
Change in fair value	10,581
Derivative liability - warrants as of June 30, 2022	(3,883)
Convertible debenture [member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at level 3 in the financial statements [Line Items]
Convertible debenture as of December 31, 2021	(7,242)
Payments of convertible securities	5,921
Gain due to change in fair value of convertible debenture	1,321
Convertible debenture as of June 30, 2022